Other assets (Tables)	12 Months Ended
Dec. 31, 2021
Other assets
Schedule of other assets

	2021	2020	2019
	€	€	€
Balance at January 1,	645,838	253,947	32,090
Net change in prepayments	(103,777)	391,891	221,857
Balance at December 31,	542,061	645,838	253,947